Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers	Revenue from Contracts with Customers
The following table provides information about receivables and contract liabilities from our contracts with customers:

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Accounts receivable, net	157	169
Current contract liabilities (classified within other current liabilities)	(22)	(25)
Non-current contract liabilities (classified within other non-current liabilities)	(8)	(10)
Significant changes in the contract liabilities balances during the period, from January 1, 2022 through February 22, 2022 (Predecessor) and from February 23, 2022 through June 30, 2022 (Successor) are as follows:

(In $ millions)	Contract Liabilities
Net contract liability at January 1, 2022 (Predecessor)	(35)
Amortization of revenue that was included in the beginning contract liability balance	16
Net contract liability at February 22, 2022 (Predecessor)	(19)
Net contract liability at February 23, 2022 (Successor)	(19)
Cash received, excluding amounts recognized as revenue	(3)
Net contract liability at March 31, 2022 (Successor)	(22)
Amortization of revenue that was included in the beginning contract liability balance	14
Cash received, excluding amounts recognized as revenue	(22)
Net contract liability at June 30, 2022 (Successor)	(30)
The Company does not have any contract assets.
Significant changes in the contract liabilities balances during the six months ended June 30, 2021 (Predecessor) are as follows:

(In $ millions)	Contract Liabilities
Net contract liability at January 1, 2021 (Predecessor)	(31)
Amortization of revenue that was included in the beginning contract liability balance	5
Cash received, excluding amounts recognized as revenue	(2)
Net contract liability at March 31, 2021 (Predecessor)	(28)
Amortization of revenue that was included in the beginning contract liability balance	5
Cash received, excluding amounts recognized as revenue	(8)
Net contract liability at June 30, 2021 (Predecessor)	(31)